Property and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

	March 31,	September 30,
	2019	2018

Plant Equipment	65,869	65,869
Motor Vehicle	111,585	111,585
	177,454	177,454
Less accumulated depreciation	-71,503	-64,842
	$105,951	$112,612

Depreciation expense was approximately $16,618 for the year ended September 30, 2018 and $6,678 for the 6 months ended March 31, 2019.

NOTE 4 – PROPERTY AND EQUIPMENT

	September 30, 2018	September 30, 2017

Plant Equipment	65,869	58,363
Motor Vehicle	111,585	111,585
	177,454	169,948
Less accumulated depreciation	-64,842	-47,792
	$112,612	$122,156

Depreciation expense was approximately $16,618 for the year ended September 30, 2018 and $20,425 for the year ended September 30, 2017.